                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highfields Capital Management LP
Address: John Hancock Tower
         200 Clarendon Street, 59th Floor
         Boston, MA 02116

Form 13F File Number: 028-03499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph F. Mazzella
Title: General Counsel
Phone: 617-850-7500

Signature, Place, and Date of Signing:


/s/ Joseph F. Mazzella   Boston, Massachusetts   February 17, 2009
----------------------   ---------------------   -----------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other managers reporting for this manager: NONE.

ok


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: $3,682,325(x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
---   ---------------------   --------------------
01    File Number 028-04629   Jonathon S. Jacobson
02    File Number 028-04627   Richard L. Grubman

FORM 13F

Page 2 of 4          Name of Reporting Manager: Highfields Capital Management LP

Item 1:                           Item 2:      Item 3:   Item 4:        Item 5:         Item 6:   Item 7:      Item 8:
-------                      ---------------- --------- -------- -------------------- ---------- -------- ----------------
                                                                                                          VOTING AUTHORITY
                                  TITLE OF                VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------
NAME OF ISSUER                     CLASS        CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS       SOLE
--------------               ---------------- --------- -------- ----------- --- ---- ---------- --------    -----------
Advent Software              COM              007974108      279      13,985 SH          OTHER     01/02          13,985
Aetna Inc                    COM              00817Y108   42,835   1,502,966 SH          OTHER     01/02       1,502,966
Alternative Asset Mgmt       *W EXP 08/01/201 02149U119       39     555,300 SH          OTHER     01/02         555,300
Alternative Asset Mgmt       COM              02149U101    6,930     750,000 SH          OTHER     01/02         750,000
Alumina Ltd                  SPONSORED ADR    022205108    4,787   1,118,453 SH          OTHER     01/02       1,118,453
American Express Co          COM              025816109  110,432   5,953,194 SH          OTHER     01/02       5,953,194
AnnTaylor Stores Corp        COM              036115103    1,127     195,334 SH          OTHER     01/02         195,334
Apple Inc                    COM              037833100   39,432     462,000 SH          OTHER     01/02         462,000
Cablevision Systems Corp     CL A NY CABLVS   12686C109   56,601   3,361,085 SH          OTHER     01/02       3,361,085
Cadence Design System Inc    NOTE 1.375%12/1  127387AD0   13,757  21,837,000 PRN         OTHER     01/02      21,837,000
Cadence Design System Inc    NOTE 1.500% 12/1 127387AF5    2,253   4,925,000 PRN         OTHER     01/02       4,925,000
Cadence Design System Inc    COM              127387108    1,830     500,000 SH  CALL    OTHER     01/02         500,000
Capital One Finl Corp        COM              14040H105   15,945     500,000 SH   PUT    OTHER     01/02         500,000
CapitalSource Inc            DBCV 1.250% 3/1  14055XAB8   17,290  19,000,000 PRN         OTHER     01/02      19,000,000
CapitalSource Inc            DBCV 1.625% 3/1  14055XAF9    8,757   9,570,000 PRN         OTHER     01/02       9,570,000
CapitalSource Inc            DBCV 3.500% 7/1  14055XAD4    4,455   7,550,000 PRN         OTHER     01/02       7,550,000
CapitalSource Inc            DBCV 4.000% 7/1  14055XAE2   62,552 107,848,000 PRN         OTHER     01/02     107,848,000
CapitalSource Inc            NOTE 7.250% 7/1  14055XAG7   44,995  72,572,000 PRN         OTHER     01/02      72,572,000
Comcast Corp                 CL A SPL         20030N200  202,056  12,511,226 SH          OTHER     01/02      12,511,226
Comcast Corp                 CL A             20030N101   15,163     898,264 SH          OTHER     01/02         898,264
Consol Energy Inc            COM              20854P109    3,169     110,870 SH          OTHER     01/02         110,870
CVS Caremark Corp            COM              126650100   26,768     931,368 SH          OTHER     01/02         931,368
Dell Inc                     COM              24702R101   61,440   6,000,000 SH          OTHER     01/02       6,000,000
Diageo PLC                   SPON ADR NEW     25243Q205   28,964     510,461 SH          OTHER     01/02         510,461
Dillards Inc                 CL A             254067101    7,940   2,000,000 SH          OTHER     01/02       2,000,000
DirecTV Group Inc            COM              25459L106   94,879   4,141,401 SH          OTHER     01/02       4,141,401
Dr Pepper Snapple Group Inc  COM              26138E109   73,388   4,516,166 SH          OTHER     01/02       4,516,166
E M C Corp                   COM              268648102   15,077   1,440,000 SH  CALL    OTHER     01/02       1,440,000
Eclipsys Corp                COM              278856109   14,190   1,000,000 SH          OTHER     01/02       1,000,000
Embarq Corp                  COM              29078E105    5,686     158,131 SH          OTHER     01/02         158,131
EnCana Corp                  COM              292505104   68,120   1,465,567 SH          OTHER     01/02       1,465,567
EnCana Corp                  COM              292505104   39,508     850,000 SH  CALL    OTHER     01/02         850,000
Exxon Mobil Corp             COM              30231G102   10,777     135,000 SH   PUT    OTHER     01/02         135,000
Fidelity Natl Information Sv COM              31620M106  112,492   6,914,069 SH          OTHER     01/02       6,914,069
First American Corp          COM              318522307  253,882   8,787,879 SH          OTHER     01/02       8,787,879
First Marblehead Corp        COM              320771108      590     457,600 SH  CALL    OTHER     01/02         457,600
Fiserv Inc                   COM              337738108   12,730     350,000 SH          OTHER     01/02         350,000
Freeport-McMoRan Copper & Go COM              35671D857   22,554     922,829 SH          OTHER     01/02         922,829
Frontier Oil Corp            COM              35914P105   65,138   5,157,391 SH          OTHER     01/02       5,157,391
Global Consumer Acqst Corp   COM              378983100   26,727   2,950,000 SH          OTHER     01/02       2,950,000
Goldcorp Inc                 COM              380956409   10,405     330,000 SH          OTHER     01/02         330,000
Goldman Sachs Group Inc      COM              38141G104   13,502     160,000 SH          OTHER     01/02         160,000
GSC Acquisition Company      *W EXP 06/25/201 40053G114        0      15,400 SH          OTHER     01/02          15,400
HealthSouth Corp             COM NEW          421924309    4,011     365,951 SH          OTHER     01/02         365,951
Hilltop Holdings Inc         COM              432748101   26,132   2,683,000 SH          OTHER     01/02       2,683,000
Infosys Technologies Ltd     SPONSORED ADR    456788108   13,355     543,556 SH          OTHER     01/02         543,556
IShares Tr                   RUSL 2000 GROW   464287648   50,860   1,000,000 SH          OTHER     01/02       1,000,000
IShares Tr                   S&P SMLCP VALU   464287879   48,950   1,000,000 SH          OTHER     01/02       1,000,000
JPMorgan & Chase & Co        COM              46625H100  103,117   3,270,442 SH          OTHER     01/02       3,270,442
Knology Inc                  COM              499183804    5,413   1,049,039 SH          OTHER     01/02       1,049,039
McClatchy Co                 CL A             579489105      647     809,303 SH          OTHER     01/02         809,303
Merrill Lynch & Co Inc       COM              590188108   95,123   8,172,112 SH          OTHER     01/02       8,172,112
Merrill Lynch & Co Inc       COM              590188108    7,199     618,500 SH  CALL    OTHER     01/02         618,500
Merriman Curhan Ford Group   COM              590418109      688   1,146,461 SH          OTHER     01/02       1,146,461
Motorola Inc                 COM              620076109  201,784  45,549,547 SH          OTHER     01/02      45,549,547
News Corp                    CL A             65248E104   18,660   2,052,769 SH          OTHER     01/02       2,052,769
Och Ziff Cap Mgmt Group      CL A             67551U105    7,566   1,469,125 SH          OTHER     01/02       1,469,125
Peoples United Financial Inc COM              712704105    4,101     230,001 SH          OTHER     01/02         230,001
PNC Finl Svcs Group Inc      COM              693475105   37,818     771,801 SH          OTHER     01/02         771,801
Qualcomm Inc                 COM              747525103  189,328   5,284,075 SH          OTHER     01/02       5,284,075
Sapphire Industrials Corp    COM              80306T109   18,300   2,000,000 SH          OTHER     01/02       2,000,000
SLM Corp                     COM              78442P106  306,522  34,440,630 SH          OTHER     01/02      34,440,630
Smithfield Foods Inc         COM              832248108   26,848   1,908,200 SH          OTHER     01/02       1,908,200
SP Acquisition Holdings Inc  COM              78470A104    4,575     500,000 SH          OTHER     01/02         500,000
SPDR Gold Trust              GOLD SHS         78463V107  250,538   2,894,720 SH          OTHER     01/02       2,894,720
Suncor Energy Inc            COM              867229106    2,322     119,100 SH  CALL    OTHER     01/02         119,100
Tailwind Finl Inc            *W EXP 04/11/201 874023112       12   1,221,100 SH          OTHER     01/02       1,221,100
Tiffany & Co                 COM              886547108   60,547   2,562,300 SH          OTHER     01/02       2,562,300
Time Warner Cable Inc        CL A             88732J108   58,953   2,748,380 SH          OTHER     01/02       2,748,380
Ultra Petroleum Corp         COM              903914109      549      15,900 SH          OTHER     01/02          15,900
Ultra Petroleum Corp         COM              903914109      690      20,000 SH   PUT    OTHER     01/02          20,000
United Rentals Inc           COM              911363109    2,562     280,873 SH          OTHER     01/02         280,873
Vornado Rlty L P             DBCV 3.625%11/1  929043AE7    3,988   5,000,000 PRN         OTHER     01/02       5,000,000
Vornado Rlty Tr              DBCV 2.850% 4/0  929042AC3   24,131  32,500,000 PRN         OTHER     01/02      32,500,000
Wachovia Corp                COM              929903102    7,102   1,282,000 SH          OTHER     01/02       1,282,000
Wachovia Corp                CONV7.5%PFD CL A 929903219    1,500       2,000 SH          OTHER     01/02           2,000
Walgreen Co                  COM              931422109  211,099   8,556,910 SH          OTHER     01/02       8,556,910
Wendys Arbys Group Inc       COM              950587105   45,798   9,270,816 SH          OTHER     01/02       9,270,816
XTO Energy Inc               COM              98385X106  222,096   6,297,037 SH          OTHER     01/02       6,297,037